Systems, Equipment and Other Assets Related to Contracts, net (Tables)	12 Months Ended
Dec. 31, 2015
Systems, Equipment and Other Assets Related to Contracts, net
Schedule of systems, equipment and other assets related to contracts, net

	December 31,
($ thousands)	2015	2014

Land	590	685
Buildings	110,049	118,203
Terminals and systems	2,574,369	2,545,772
Furniture and equipment	177,425	188,304
Contracts in progress	92,356	76,390

	2,954,789	2,929,354
Accumulated depreciation	(1,827,271)	(1,842,928)

	1,127,518	1,086,426